Assets and Liabilities Held For Sale (Disposal Group) - Schedule of Assets and Liabilities held for sale (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	₩ 158,415	[1]
Trade accounts and notes receivable, net	11,131	[1]
Other accounts receivables, net	10,809	[1]
Inventories	101,998	[1]
Prepaid income taxes	14,402	[1]
Other current assets and others	45,733	[1]
Property, plant and equipment, net	611,689	[1]
Intangible assets, net	775	[1]
Deferred tax assets	28,365	[1]
Total assets held for sale	983,317	[1]
Trade accounts and notes payable	466,907
Current financial liabilities	917,620
Other accounts payable	52,097
Accrued expenses	67,181
Advances received	2,364
Other Current liabilities and others	927
Non-current financial liabilities	149,745
Total liabilities held for sale	₩ 1,656,841

[1]	There is no impairment loss recognized for assets held for sale, as the net fair value of the disposal group is expected to exceed the carrying amount.